Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Governance

Our Director of Internal Control and Chief Financial Officer oversee our cybersecurity risk management program described in “Risk Management and Strategy” below. While the Board of Directors has overall responsibility for risk oversight, it is supported in this regard by the Audit Committee. The Audit Committee assists the Board of Directors in monitoring cybersecurity risk by receiving updates from and engaging in discussions as needed with the Director of Internal Control and the Chief Financial Officer, that cover, among other things, our cybersecurity risk management program, response readiness and training efforts. The Audit Committee updates the full Board of Directors on cybersecurity matters as appropriate.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Director of Internal Control and Chief Financial Officer oversee our cybersecurity risk management program described in “Risk Management and Strategy” below. While the Board of Directors has overall responsibility for risk oversight, it is supported in this regard by the Audit Committee.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors has overall responsibility for risk oversight, it is supported in this regard by the Audit Committee.
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Our cybersecurity risk management strategy focuses on several areas:

●	Identification and Reporting: We have implemented a cross-functional approach to assessing, identifying and managing material cybersecurity threats and incidents. Our program includes controls and procedures to identify, classify and escalate certain cybersecurity incidents to provide management visibility and obtain direction from management as to the public disclosure and reporting of material incidents in a timely manner.
●	Technical Safeguards: We implement technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality, and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence, as well as outside audits and certifications.
●	Incident Response and Recovery Planning: We are establishing incident response, business continuity, and disaster recovery plans designed to address our response to a cybersecurity incident.
●	Third-Party Risk Management: We maintain a risk-based approach to identifying and overseeing material cybersecurity threats presented by third parties, including vendors, service providers, and other external users of our systems, as well as the systems of third parties that could adversely impact our business in the event of a material cybersecurity incident affecting those third-party systems, including any outside auditors or consultants who advise on our cybersecurity systems.
●	Periodic Assessments: We conduct periodic assessments and testing of our policies, standards, processes, and practices in a manner intended to address cybersecurity threats and events. The results of such assessments, audits, and reviews are evaluated by management and reported to our Audit Committee and our board of directors, and we adjust our cybersecurity policies, standards, processes, and practices as necessary based on the information provided by these assessments, audits, and reviews.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Identification and Reporting: We have implemented a cross-functional approach to assessing, identifying and managing material cybersecurity threats and incidents. Our program includes controls and procedures to identify, classify and escalate certain cybersecurity incidents to provide management visibility and obtain direction from management as to the public disclosure and reporting of material incidents in a timely manner.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true